SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2011
SHARE-BASED COMPENSATION
15.	SHARE-BASED COMPENSATION

In May 2007, the Board of Directors approved a share incentive plan, in which the Group may grant either options to purchase the Company's ordinary shares or restricted stock units ("RSU"). A maximum of 8,000,000 stock options or RSU were granted to the directors of the Company and senior officers of the Group to subscribe to 48,000,000 shares of the Company. The share based awards granted under this plan have a requisite service period of four years. The Board of Directors also has the right to terminate any unvested share based awards.

The share based awards vest over four years and expire six years from grant date. For some of the employees, twenty-five percent of the share based awards vest on each of the four years following the grant date. For the other employees, fifteen, twenty, thirty and thirty five percent, respectively, will vest on each of the four years following the grant date.

On February 26, 2009, the Board of directors modified the share incentive plan to reduce the option exercise price from $3.30 to $1.40 and extended the first vesting period to May 21, 2010 for all granted options and as a result extended the vesting period to 5 years from grant date and contractual maturity to 7 years from grant date. The incremental increase in the fair value of the options as a result of the modification of approximately $2,614 is amortized over the remaining vesting period.

In May 2011, the Board of Directors approved and granted a further 1,400,000 stock options or RSU to the senior officers and key employees of the Company to subscribe to 8,400,000 shares of the Company under the share incentive plan.

In addition to options granted during the years ended December 31, 2009, 2010 and 2011, RSU were also granted to the senior officers and key employees of the Company since May 2011.

In July 2010, the Group revised its estimate of the number of options that are expect to ultimately vest. The number of stock options granted expected to vest has been reduced to reflect historical experience of forfeiture of 5% to 10% of options granted prior to completion of vesting period and accordingly the share-based compensation expense has been adjusted.

In July 2011, the Group further revised its estimate of the number of options that are expect to ultimately vest. The number of share-based awards granted expected to vest has been reduced to reflect historical experience of forfeiture of 10% to 15% of share-based awards granted prior to completion of vesting period and accordingly the share-based compensation expense has been adjusted.

The fair value of each share-based award is estimated at grant date during 2011 using the Black-Scholes option-pricing model based on the following assumptions:

Year ended December 31	2011	2010

Risk-free interest rate (1)	0.11% - 2.66%	0.34% - 2.66%
Expected life (2)	2-5 years	2-5 years
Expected volatility (3)	42.04%-48.30%	44.12%-48.30%
Dividend yield (4)	Nil	Nil

(1)	Risk-free interest rate

Risk-free interest rate adopted the yield to maturity of United States government bonds with the same maturity as the respective expected term of the options.

(2)	Expected life

The expected life was estimated as the average between the vesting term of the options and the original contractual term.

(3)	Expected volatility

The expected volatility of the underlying ADS during the life of the options was calculated based on the Company's historical stock price volatility over the period from initial public offering through to the grant date.

(4)	Dividend yield

The dividend yield was expected to be nil based on the Company's historical dividend distribution record and its policy.

(5)	Share price

The fair value of the ordinary shares on the grant date was the closing price of the Company's stock at each grant date.

Stock options

A summary of stock option activity is as follows:

		For the year ended
		December 31, 2011
		Weighted	Weight
		average	average
	Number	exercise price	fair value
	of options	per option	at grant date

Outstanding at December 31, 2009	7,598,000	$1.40	$1.68
Granted on February 3, 2010	989,000	$1.40	$1.27
Granted on May 13, 2010	139,000	$1.40	$1.08
Granted on August 3, 2010	73,500	$1.40	$1.01
Granted on November 2, 2010	44,500	$1.40	$0.94
Exercised	(225,725)	$1.40	$1.22
Forfeited	(1,655,600)	$1.40	$1.71
Outstanding at December 31, 2010	6,962,675	$1.40	$1.22
Granted on January 25, 2011	27,000	$1.40	$1.13
Granted on December 15, 2010 but effective on May 10, 2011 (note)	812,700	$1.40	$1.12
Granted on May 10, 2011	274,000	$1.40	$1.12
Granted on August 9, 2011	532,100	$1.40	$0.79
Granted on November 8, 2011	15,000	$1.40	$0.91
Exercised	(479,196)	$1.40	$1.22
Forfeited	(777,280)	$1.40	$1.22
Overdue	(10,750)	$1.40	$1.22
Outstanding at December 31, 2011	7,356,249	$1.40	$1.01

Note:	The stock options were approved by the shareholder and Board of Directors on May 10, 2011.

The following table summarizes information with respect to stock options outstanding at December 31, 2010 and 2011:

Options exercisable
	Options outstanding as of December 31, 2010				as of December 31, 2010
			Weighted			Weighted
		Weighted	average			average
		average	exercise	Aggregate	Number	exercise	Aggregate
	Number	contractual	price	intrinsic	of	price	intrinsic
	of option	period	per option	value	options	per option	value

Ordinary shares	6,962,675	5 years	$1.40	$34,604	1,098,300	$1.40	$1,394

Options exercisable
	Options outstanding as of December 31, 2011				as of December 31, 2011
			Weighted			Weighted
		Weighted	average			average
		average	exercise	Aggregate	Number	exercise	Aggregate
	Number	contractual	price	intrinsic	of	price	intrinsic
	of option	period	per option	value	options	per option	value

Ordinary shares	7,356,249	5 years	$1.40	$8,984	2,195,234	$1.40	$2,106

As at December 31, 2011, there was $1,210 of unrecognized compensation expense related to non-vested stock options as of are expected to be recognized over a weighted-average period of 2 years on a straight-line basis.

RSU

The faire value of each RSU is estimated based on the market price at grant date, RSU were first grant to the directors of the Company and senior management of the Group since May 2011. A summary of RSU activity is as follows:

	For the year ended
	December 31, 2011
		Weight
		average
	Number	fair value
	of options	at grant date

Outstanding at December 31, 2010	-	$-
Granted on December 15, 2010 but effective on May 10, 2011 (note)	183,000	$2.36
Granted on May 10, 2011	12,000	$2.36
Granted on August 9, 2011	48,000	$1.98
Forfeited	(9,000)	$2.36
Outstanding at December 31, 2011	234,000	$2.28

Note:	The RSU were approved by the shareholder and Board of Directors on May 10, 2011.

As at December 31, 2011, there was $164 of unrecognized compensation expenses related to non-vested RSU are expected to be recognized over a weighted-average period of 2.13 years on a straight-line basis.

As at December 31, 2011, 1,809,751 (2010: 1,373,325) options to purchase ordinary shares or RSU were available for future grant.